Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	The following is a summary of property and equipment:
	September 30, 2023	December 31, 2022
Office equipment	$248,240	$245,747
Robot assets	3,561,288	3,561,288
Total	3,809,528	3,807,035
Less: accumulated depreciation	(1,827,527)	(430,608)
Property and equipment, net	$1,982,001	$3,376,427
The following is a summary of property and equipment, net at December 31:
	December 31,
	2022	2021
Office equipment	$245,747	$162,085
Robot assets	3,561,288	-
Total	3,807,035	162,085
Less: accumulated depreciation	(430,608)	(42,469)
Property and equipment, net	$3,376,427	$119,616